SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Ms. Liao [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[1]	$ 5,007	$ 3,740
Mr. Ng [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	[2]	942	1,055
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties		$ 5,949	$ 4,795

[1]	Ms. Liao is our Executive Director, our Human Resources and Administrative Director and the controlling shareholder of our Company, and the amount was mainly related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) on December 30, 2022 by SKK Works Pte Ltd and Ms Liao had injected additional funds in 2024.
[2]	Mr. Ng is our Executive Director, our Chief Operating Officer and a shareholder of our Company, and the amount was mainly related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) on December 30, 2022 by SKK Works Pte Ltd.